Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Research Enhanced Equity Fund
(All Share Classes)
(a series of JPMorgan Trust II)
Supplement dated June 1, 2021 to the
Summary Prospectuses and Prospectuses dated March 1, 2021, as supplemented
Effective immediately, the disclosures under the
“Risk/Return Summary — What are the Fund’s main investment strategies? — Investment Process”
 and under the
“More About the Funds — Additional Information about the Funds’ Investment Strategies — International Research Enhanced Equity Fund — Investment Process”
 sections are hereby deleted and replaced with the following to provide information on how the adviser integrates environmental, social and governance factors into its investment process:
Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio.
In-depth,
fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund.
The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.

JPMorgan International Research Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Research Enhanced Equity Fund
(All Share Classes)
(a series of JPMorgan Trust II)
Supplement dated June 1, 2021 to the
Summary Prospectuses and Prospectuses dated March 1, 2021, as supplemented
Effective immediately, the disclosures under the
“Risk/Return Summary — What are the Fund’s main investment strategies? — Investment Process”
 and under the
“More About the Funds — Additional Information about the Funds’ Investment Strategies — International Research Enhanced Equity Fund — Investment Process”
 sections are hereby deleted and replaced with the following to provide information on how the adviser integrates environmental, social and governance factors into its investment process:
Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio.
In-depth,
fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund.
The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.